STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

October 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Japan - 97.6%
Ain Holdings	500		35,029
Anicom Holdings	2,400		25,370
Arata	1,400		68,414
Aruhi	2,300		41,259
Astellas Pharma	2,800		38,535
Bandai Namco Holdings	600		44,535
Dai-ichi Life Holdings	1,900		28,305
Daikin Industries	600		112,332
DIC	1,200		29,239
Disco	200		53,727
DKS	900		37,122
EM Systems	2,500		18,804
Fuji Seal International	1,400		26,290
Hikari Tsushin	100		23,443
Hitachi	1,900		64,073
Hoya	500		56,611
Insource	1,000		26,230
Japan Hospice Holdings	1,800	[a]	34,776
JINS Holdings	500		36,005
Ki-Star Real Estate	1,500		37,135
Kura Sushi	700		42,219
Kyowa Exeo	2,400		55,316
Lawson	600		27,595
Mitsubishi UFJ Financial Group	8,800		34,689
Nakanishi	2,200		39,235
NEC	1,000		50,296
NICHIAS	2,700		58,643
Nichirei	1,100		27,730
Nidec	1,200		120,632
Nippon Gas	1,700		81,257
Nippon Telegraph & Telephone	3,200		67,567
NTT Docomo	900		33,971
Omron	600		43,256
Otsuka	600		27,530
Penta-Ocean Construction	13,200		83,843
Persol Holdings	1,800		27,332
Pola Orbis Holdings	1,100		21,685
Premium Group	1,500		28,303
Recruit Holdings	1,800		68,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 97.6% (continued)
Rohm		500		38,522
Ryohin Keikaku		2,000		41,919
Santen Pharmaceutical		4,000		71,155
SCSK		800		39,614
Shimizu		2,700		18,684
Sohgo Security Services		700		32,600
Star Mica Holdings		1,700		22,939
Subaru		2,300		42,321
Sumitomo Mitsui Financial Group		1,500		41,544
Suzuki Motor		1,200		51,679
Tokyo Ohka Kogyo		1,400		83,187
Tokyu		3,400		40,427
Trusco Nakayama		900		23,243
Vision		3,700	[a]	32,096
Yamaha		900		42,631
Yokogawa Electric		1,600		23,527
Total Common Stocks (cost $2,210,521)				2,423,175
	1-Day Yield (%)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,443)	0.10	18,443	[b]	18,443
Total Investments (cost $2,228,964)		98.3%		2,441,618
Cash and Receivables (Net)		1.7%		41,004
Net Assets		100.0%		2,482,622

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

October 31, 2020 (Unaudited)

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	-	2,423,175	††	-	2,423,175
Investment Companies	18,443	-		-	18,443

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At October 31, 2020, accumulated net unrealized appreciation on investments was $212,654, consisting of $355,960 gross unrealized appreciation and $143,306 gross unrealized depreciation.

At October 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.